FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INSTRUMENTS
Schedule of financial assets and financial liabilities

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2024	cost	loss	income	Total
Assets
Cash and cash equivalents	226,727	91,592	—	318,319
Investments	20,632	12,952	—	33,584
Trade receivables	296,424	—	—	296,424
Other receivables	16,378	3,496	—	19,874
Total	560,161	108,040	—	668,201
Liabilities
Trade payables	461,163	—	—	461,163
Borrowings	2,878,004	—	—	2,878,004
Leases liabilities	212,976	—	—	212,976
Other liabilities	16,280	1,244	—	17,524
Total	3,568,423	1,244	—	3,569,667

		Fair value
		accounted	accounted
		through	through other
	Amortized	profit or	comprehensive
As of December 31, 2023	cost	loss	income	Total
Assets
Cash and cash equivalents	275,506	72,424	—	347,930
Investments	26,371	243,588	—	269,959
Trade receivables	289,887	—	—	289,887
Other receivables	47,067	22	4,326	51,415
Total	638,831	316,034	4,326	959,191
Liabilities
Trade payables	779,088	—	—	779,088
Borrowings	4,634,160	—	—	4,634,160
Leases liabilities	193,036	—	—	193,036
Other liabilities	31,240	3,469	—	34,709
Total	5,637,524	3,469	—	5,640,993

Schedule of gains and losses of financial instruments by category

Gains and losses by category – Year 2024

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	(36,276)	39,991
Financial liabilities at amortized cost	1,632,087	(133,540)
Financial assets at fair value through profit or loss	(45,409)	—
Financial liabilities at amortized cost through profit or loss	(407)	—
Total	1,549,995	(93,549)

Gains and losses by category – Year 2023

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	137,618	54,055
Financial liabilities at amortized cost	(1,650,848)	(48,217)
Financial assets at fair value through profit or loss	193,309	140,072
Financial liabilities at amortized cost through profit or loss	(67,803)	—
Total	(1,387,724)	145,910

Gains and losses by category – Year 2022

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	39,509	30,957
Financial liabilities at amortized cost	139,282	(112,712)
Financial assets at fair value through profit or loss	(64,998)	(4,972)
Financial liabilities at fair value through profit or loss	(37,527)	—
Total	76,266	(86,727)

Schedule of financial assets and liabilities recognized at fair value and the level of hierarchy

As of December 31, 2024	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	93,158	—	93,158
Government bonds (1) (2)	11,386	—	11,386
Other receivables: Compensation received for company acquisitions (3)	—	1,079	1,079
Non-current Assets
Other receivables: Compensation received for company acquisitions (3)	—	2,417	2,417
Total assets	104,544	3,496	108,040
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	643	643
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	601	601
Total liabilities	—	1,244	1,244

As of December 31, 2023	Level 1	Level 2	Total
Assets
Current Assets
Mutual Funds (1) (2)	31,414	—	31,414
Government bonds (1) (2)	284,598	—	284,598
Other receivables: DFI (4)	—	3,374	3,374
Other receivables: Indemnification assets (3)	—	22	22
Non-current Assets
Other receivables: DFI (4)	—	952	952
Total assets	316,012	4,348	320,360
Liabilities
Current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	1,235	1,235
Non-current Liabilities
Other liabilities: Debt for acquisition of NYSSA (3)	—	2,234	2,234
Total liabilities	—	3,469	3,469
(1)	The Mutual funds are included in Cash and cash equivalentsand Investments. The Government bonds are included in Cash and cash equivalents and Investments.
(2)

The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end. A market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(3)	The fair value was determined by the variation between the quoted values of certain public securities in foreign currency and Argentine pesos.
(4)

The fair value of financial instruments that are not negotiated in active markets is determined using valuation techniques. These valuation techniques maximize the use of market observable information, when available, and rely as little as possible on specific estimates of the Company. The techniques used for the measurement of financial instruments, are detailed below: a) DFI for forward purchases of US dollars and RMB, corresponds to the variation between the market prices at the end of the fiscal year and the time of agreement and; b) DFI interest rate swap corresponds to the present value of estimated future cash flows based on observable yield curves obtained in the market.

Schedule of fair value of financial debt

As of December 31, 2024, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	2,410,891	2,246,719
Other borrowings	467,113	468,133
	2,878,004	2,714,852

As of December 31, 2023, fair value of borrowings is as follows:

	Carrying Value	Fair Value

Notes	2,843,432	2,635,181
Other borrowings	1,790,728	1,804,274
	4,634,160	4,439,455

Schedule of position of DFIs in the consolidated statements of financial position and amounts recognized in Consolidated Income Statements and Consolidated Statements of Comprehensive Income

	As of December 31,
	2024	2023
Other receivables current - DFI: SOFR	—	3,374
Other receivables non current - DFI: SOFR	—	952
Total assets	—	4,326

	Years ended December 31,
	2024	2023	2022
	Profit (loss)
Foreign currency exchange effect	2,995	17,273	(10,544)
Interests on borrowings	(2,747)	(2,705)	(997)
Financial results	248	14,568	(11,541)
DFI effects classified as hedges	(5,913)	2,859	4,122
Other comprehensive income (loss)	(5,913)	2,859	4,122

Schedule of offsetting of financial assets and financial liabilities in scope of IFRS 7

	As of December 31, 2024
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	312,860	23,427	(477,599)	(21,077)
Offsetting	(16,436)	(3,553)	16,436	3,553
Current and noncurrent assets (liabilities) – Carrying Value	296,424	19,874	(461,163)	(17,524)

	As of December 31, 2023
	Trade	Other		Other
	receivables	receivables	Trade payables	liabilities
Current and noncurrent assets (liabilities) - Gross value	305,745	53,314	(794,946)	(36,608)
Offsetting	(15,858)	(1,899)	15,858	1,899
Current and noncurrent assets (liabilities) – Carrying Value	289,887	51,415	(779,088)	(34,709)